Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	6,738,456	3,746,906	1,701,799
Common stock, shares outstanding	6,738,456	3,746,906	1,701,799
Class C Preferred Stock
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Class K Preferred Stock
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1